Finance income and costs, net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance expenses
Interest of loans/debentures	R$ (138,934)	R$ (229,763)	R$ (262,104)
Discounts granted	(9,417)	(17,345)	(14,650)
Interest for late payment to suppliers	(3,832)	(7,023)	(6,134)
Interest for late payment of taxes	(52,127)	(213,980)	(74,727)
Other finance expenses	(47,383)	(64,064)	(39,518)
Total finance expense	(251,693)	(532,175)	(397,133)
Finance income
Interest income	20,546	6,534	17,320
Interest on investments	1,322	2,260	4,982
Other financial income	12,463	1,147	2,546
Impact of financial component from on revenues (IFRS 15) (c)	11,138
Discounts obtained on debentures (Note 14)		91,492
Interest of taxes credit (a)	1,671	6,848	26,815
Interest for late payment of taxes reversal (b)	69,173
Total finance income	116,313	108,281	51,663
Total finance expenses, net	R$ (135,380)	R$ (423,894)	R$ (345,470)